WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 100.2%	Shares	Value
Communications - 6.3%
Internet Media & Services - 6.3%
Alphabet, Inc. - Class A (a)(b)	17,800	$ 1,797,622
DoorDash, Inc. - Class A (a)	10,786	628,285
Expedia Group, Inc. (a)	4,591	490,502
Meta Platforms, Inc. - Class A (a)(b)	10,072	1,189,503
Netflix, Inc. (a)	3,411	1,042,163
Roku, Inc. (a)	7,596	450,975
		5,599,050
Consumer Discretionary - 17.2%
E-Commerce Discretionary - 3.4%
Amazon.com, Inc. (a)(b)	24,336	2,349,397
MercadoLibre, Inc. (a)	667	620,967
		2,970,364
Leisure Facilities & Services - 6.3%
Chipotle Mexican Grill, Inc. (a)	301	489,715
Las Vegas Sands Corporation (a)	13,074	612,386
MGM Resorts International	15,949	587,880
Royal Caribbean Cruises Ltd. (a)	13,142	787,600
Starbucks Corporation	25,275	2,583,105
Texas Roadhouse, Inc.	5,398	536,130
		5,596,816
Retail - Discretionary - 7.5%
Home Depot, Inc. (The)	1,609	521,300
lululemon athletica, inc. (a)	1,197	455,231
O'Reilly Automotive, Inc. (a)	855	739,182
TJX Companies, Inc. (The)	30,197	2,417,270
Ulta Beauty, Inc. (a)	5,340	2,482,245
		6,615,228
Consumer Staples - 2.1%
Retail - Consumer Staples - 0.7%
Target Corporation	3,510	586,416

Wholesale - Consumer Staples - 1.4%
Sysco Corporation (b)	14,470	1,251,799

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Energy - 4.2%
Oil & Gas Producers - 1.4%
Pioneer Natural Resources Company	5,000	$ 1,179,950

Oil & Gas Services & Equipment - 2.8%
Halliburton Company	33,100	1,254,159
Schlumberger Ltd.	24,100	1,242,355
		2,496,514
Financials - 11.5%
Banking - 8.0%
Citigroup, Inc. (b)	16,650	806,027
JPMorgan Chase & Company	10,769	1,488,060
PNC Financial Services Group, Inc. (The) (b)	8,160	1,373,002
U.S. Bancorp	27,900	1,266,381
Wells Fargo & Company	45,178	2,166,285
		7,099,755
Institutional Financial Services - 3.5%
Goldman Sachs Group, Inc. (The) (b)	7,950	3,069,892

Health Care - 20.5%
Biotech & Pharma - 8.9%
AbbVie, Inc. (b)	20,100	3,239,718
BioMarin Pharmaceutical, Inc. (a)	7,000	706,860
Elanco Animal Health, Inc. (a)(b)	42,400	545,688
Eli Lilly & Company (b)	9,090	3,373,117
		7,865,383
Health Care Facilities & Services - 3.6%
AmerisourceBergen Corporation	8,000	1,365,520
CVS Health Corporation	12,400	1,263,312
Humana, Inc.	900	494,910
		3,123,742
Medical Equipment & Devices - 8.0%
Align Technology, Inc. (a)	500	98,330
Boston Scientific Corporation (a)	22,000	995,940
Danaher Corporation (b)	3,600	984,276
DexCom, Inc. (a)	5,400	627,912
Edwards Lifesciences Corporation (a)	19,166	1,480,574
Intuitive Surgical, Inc. (a)	10,715	2,897,229
		7,084,261

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Industrials - 11.7%
Aerospace & Defense - 2.9%
Boeing Company (The) (a)	7,600	$ 1,359,488
Raytheon Technologies Corporation	11,700	1,155,024
		2,514,512
Diversified Industrials - 1.5%
Honeywell International, Inc.	6,000	1,317,300

Engineering & Construction - 1.5%
Fluor Corporation (a)	40,300	1,354,483

Machinery - 1.4%
Deere & Company	2,800	1,234,800

Transportation & Logistics - 2.9%
FedEx Corporation	5,000	911,100
Norfolk Southern Corporation	6,325	1,622,363
		2,533,463
Transportation Equipment - 1.5%
Cummins, Inc.	5,350	1,343,706

Technology - 26.7%
Semiconductors - 4.7%
Analog Devices, Inc. (b)	11,325	1,946,880
Marvell Technology, Inc.	12,250	569,870
NVIDIA Corporation	9,625	1,628,839
		4,145,589
Software - 7.7%
Adobe, Inc. (a)(b)	3,425	1,181,385
Atlassian Corporation - Class A (a)	3,450	453,847
Intuit, Inc.	2,050	835,560
Microsoft Corporation (b)	12,995	3,315,544
Salesforce, Inc. (a)	3,246	520,172
Snowflake, Inc. - Class A (a)	3,500	500,150
		6,806,658
Technology Hardware - 7.0%
Apple, Inc. (b)	18,150	2,686,744
Cisco Systems, Inc.	58,837	2,925,376
Seagate Technology Holdings plc	9,800	519,106
		6,131,226

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Technology - 26.7% (Continued)
Technology Services - 7.3%
Fiserv, Inc. (a)	12,100	$ 1,262,756
Mastercard, Inc. - Class A (b)	8,300	2,958,120
PayPal Holdings, Inc. (a)(b)	16,750	1,313,368
Visa, Inc. - Class A	4,349	943,733
		6,477,977

Total Common Stocks (Cost $68,722,428)		$ 88,398,884

MONEY MARKET FUNDS - 7.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.55% (c) (Cost $6,625,150)	6,625,150	$ 6,625,150

Investments at Value - 107.7% (Cost $75,347,578)		$ 95,024,034

Liabilities in Excess of Other Assets - (7.7%)		(6,763,799)

Net Assets - 100.0%		$ 88,260,235

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2022 was $24,441,755.
(c)	The rate shown is the 7-day effective yield as of November 30, 2022.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2022 (Unaudited)

COMMON STOCKS - 47.5%	Shares	Value
Communications - 2.2%
Cable & Satellite - 1.1%
Comcast Corporation - Class A	26,801	$ 981,989

Internet Media & Services - 1.1%
Booking Holdings, Inc.	248	515,704
Uber Technologies, Inc.	15,417	449,251
		964,955
Consumer Discretionary - 9.5%
Apparel & Textile Products - 0.7%
Nike, Inc. - Class B	5,307	582,125

Automotive - 0.7%
Harley-Davidson, Inc.	13,683	644,880

E-Commerce Discretionary - 0.7%
eBay, Inc.	13,244	601,807

Leisure Facilities & Services - 4.0%
Carnival Corporation	86,361	857,565
Darden Restaurants, Inc.	3,841	564,589
McDonald's Corporation	1,913	521,847
Penn Entertainment, Inc.	21,826	768,057
Wynn Resorts Ltd.	3,562	297,997
Yum! Brands, Inc.	4,202	540,629
		3,550,684
Retail - Discretionary - 3.4%
AutoZone, Inc.	225	580,275
Best Buy Company, Inc.	12,496	1,065,909
CarMax, Inc.	5,269	365,458
Lowe's Companies, Inc.	2,491	529,462
Williams-Sonoma, Inc.	4,143	484,316
		3,025,420
Consumer Staples - 1.7%
Retail - Consumer Staples - 1.7%
Walgreens Boots Alliance, Inc.	22,000	913,000
Walmart, Inc.	3,890	592,914
		1,505,914

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 47.5% (Continued)	Shares	Value
Energy - 4.3%
Oil & Gas Producers - 2.8%
Chevron Corporation	6,850	$ 1,255,673
Valero Energy Corporation	9,300	1,242,666
		2,498,339
Oil & Gas Services & Equipment - 1.5%
Baker Hughes Company	44,000	1,276,880

Financials - 2.5%
Banking - 1.1%
UMB Financial Corporation	12,000	1,026,240

Institutional Financial Services - 1.4%
Morgan Stanley	13,000	1,209,910

Health Care - 9.4%
Biotech & Pharma - 3.6%
Amgen, Inc.	3,000	859,200
Johnson & Johnson	6,300	1,121,400
Pfizer, Inc.	9,000	451,170
Zoetis, Inc.	4,800	739,872
		3,171,642
Health Care Facilities & Services - 1.6%
Elevance Health, Inc.	975	519,597
Patterson Companies, Inc.	30,000	853,200
		1,372,797
Medical Equipment & Devices - 4.2%
Becton, Dickinson and Company	3,950	984,893
IDEXX Laboratories, Inc.	1,300	553,631
Medtronic plc	9,700	766,688
PerkinElmer, Inc.	4,000	558,920
Zimmer Biomet Holdings, Inc.	7,400	888,740
		3,752,872
Industrials - 5.8%
Diversified Industrials - 1.6%
General Electric Company	16,300	1,401,311

Machinery - 2.9%
Ingersoll Rand, Inc.	22,400	1,208,928
Roper Technologies, Inc.	3,000	1,316,670
		2,525,598

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 47.5% (Continued)	Shares	Value
Industrials - 5.8% (Continued)
Transportation & Logistics - 1.3%
Knight-Swift Transportation Holdings, Inc.	21,100	$ 1,169,573

Materials - 1.4%
Chemicals - 1.4%
Celanese Corporation	11,100	1,191,030

Technology - 10.7%
Semiconductors - 3.8%
Applied Materials, Inc.	4,500	493,200
Intel Corporation	20,900	628,463
Microchip Technology, Inc.	17,000	1,346,230
Texas Instruments, Inc.	5,100	920,346
		3,388,239
Software - 3.6%
Autodesk, Inc.	4,100	827,995
Oracle Corporation	13,400	1,112,602
Workday, Inc. - Class A	7,200	1,208,880
		3,149,477
Technology Hardware - 0.9%
HP, Inc.	25,150	755,506

Technology Services - 2.4%
Accenture plc - Class A	3,363	1,012,028
International Business Machines Corporation	7,700	1,146,530
		2,158,558

Total Securities Sold Short - 47.5% (Proceeds $41,328,688)		$ 41,905,746

plc	- Public Limited Company

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communications - 5.9%
Internet Media & Services - 5.9%
Alphabet, Inc. - Class A (a)	3,591	$ 362,655
Meta Platforms, Inc. - Class A (a)	2,006	236,909
		599,564
Consumer Discretionary - 15.1%
E-Commerce Discretionary - 3.4%
Amazon.com, Inc. (a)	3,549	342,620

Leisure Facilities & Services - 3.8%
Starbucks Corporation	3,699	378,038

Retail - Discretionary - 7.9%
TJX Companies, Inc. (The)	4,363	349,258
Ulta Beauty, Inc. (a)	963	447,641
		796,899
Consumer Staples - 2.7%
Wholesale - Consumer Staples - 2.7%
Sysco Corporation	3,143	271,901

Financials - 16.2%
Banking - 12.2%
Citigroup, Inc.	3,471	168,031
JPMorgan Chase & Company	2,146	296,534
PNC Financial Services Group, Inc. (The)	1,810	304,551
U.S. Bancorp	5,277	239,523
Wells Fargo & Company	4,571	219,180
		1,227,819
Institutional Financial Services - 4.0%
Goldman Sachs Group, Inc. (The)	1,054	407,002

Health Care - 17.4%
Biotech & Pharma - 9.7%
AbbVie, Inc.	2,930	472,258
Elanco Animal Health, Inc. (a)	10,398	133,822
Eli Lilly & Company	1,014	376,275
		982,355

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 17.4% (Continued)
Medical Equipment & Devices - 7.7%
Edwards Lifesciences Corporation (a)	4,377	$ 338,123
Intuitive Surgical, Inc. (a)	1,609	435,057
		773,180
Industrials - 8.7%
Engineering & Construction - 2.8%
Fluor Corporation (a)	8,394	282,122

Transportation & Logistics - 5.9%
FedEx Corporation	1,387	252,739
Norfolk Southern Corporation	1,327	340,376
		593,115
Technology - 32.8%
Semiconductors - 7.2%
Analog Devices, Inc.	2,222	381,984
NVIDIA Corporation	2,066	349,629
		731,613
Software - 8.0%
Adobe, Inc. (a)	702	242,141
Microsoft Corporation	2,196	560,287
		802,428
Technology Hardware - 10.4%
Apple, Inc.	4,516	668,503
Cisco Systems, Inc.	7,569	376,331
		1,044,834
Technology Services - 7.2%
Mastercard, Inc. - Class A	1,032	367,805
PayPal Holdings, Inc. (a)	2,158	169,209
Visa, Inc. - Class A	875	189,875
		726,889

Total Common Stocks (Cost $10,374,079)		$ 9,960,379

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.55% (b) (Cost $99,806)	99,806	$ 99,806

Investments at Value - 99.8% (Cost $10,473,885)		$ 10,060,185

Other Assets in Excess of Liabilities - 0.2%		15,212

Net Assets - 100.0%		$ 10,075,397

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2022.